Popular High Grade Fixed-Income Fund, Inc.

Schedule of Investments

March 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (29.56%)
California (0.93%)
$385,000	Northern California Power Agency - Revenue Bonds (Series 2016)	5.679%	06/01/35	$392,354

Georgia (4.05%)
2,000,000	Development Authority of Gwinnett County - Revenue Bonds	4.170%	09/01/46	1,717,337

Maryland (7.53%)
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	2.988%	07/01/34	1,093,939
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.038%	07/01/35	1,078,733
1,200,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.088%	07/01/36	1,020,686

New York (0.14%)
58,717	New York State Dormitory Authority - Revenue Bonds (Series 2010H)	5.289%	03/15/33	58,788

Texas (12.00%)
600,000	Board of Regents of the University of Texas System - Revenue Bonds (Series 2016A)	3.852%	08/15/46	493,757
795,000	Permanent University Fund - Texas A&M University System - Revenue Bonds (Series 2015B)	3.600%	07/01/36	711,625
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.231%	05/15/27	980,928
2,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.331%	05/15/28	1,951,385
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.481%	05/15/31	949,555

Virginia (2.11%)
945,000	Virginia Resources Authority - Revenue Bonds	4.250%	11/01/38	893,125

Washington (2.80%)
1,295,000	City of Seattle WA - General Obligation Limited Bonds (Series 2016B)	2.875%	04/01/32	1,189,272

Principal Amount/Description	Rate	Maturity	Value
Municipal Bonds (continued)

Total Municipal Bonds			$12,531,484
(Cost $13,862,856)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Agencies (7.36%)
$3,020,000	Puerto Rico Housing Finance Authority - Revenue Bonds(a)	6.750%	12/01/28	$3,121,179

Total Puerto Rico Agencies				$3,121,179
(Cost $3,185,031)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (23.24%)
355,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/27	325,477
346,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/29	292,776
445,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/31	348,316
501,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/33	359,033
4,775,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/46	1,558,270
3,890,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/51	939,494
367,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.500%	07/01/34	364,636
57,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.536%	07/01/53	53,378

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)
$186,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.550%	07/01/40	$184,104
1,364,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.750%	07/01/53	1,311,416
758,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.784%	07/01/58	721,510
3,450,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	5.000%	07/01/58	3,397,409

Total Puerto Rico Government Instrumentalities Tax Exempt Notes				$9,855,819
(Cost $9,861,002)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (17.17%)(c)
$322,580	GNMA Pool 609097	5.000%	06/15/38	$322,545
295,826	GNMA Pool 719882	5.000%	08/15/39	300,844
254,751	GNMA Pool 691686	5.000%	02/15/40	259,080
113,895	GNMA Pool 593621	5.500%	12/15/32	114,009
142,555	GNMA Pool 572021	5.500%	01/15/33	142,822
35,954	GNMA Pool 597878	5.500%	02/15/33	35,875
80,508	GNMA Pool 597885	5.500%	04/15/33	80,389
30,132	GNMA Pool 597888	5.500%	05/15/33	31,417
37,736	GNMA Pool 622056	5.500%	03/15/34	39,347
69,292	GNMA Pool 631039	5.500%	01/15/35	71,742
152,546	GNMA Pool 631045	5.500%	03/15/35	159,059
186,991	GNMA Pool 592837	5.500%	06/15/35	194,984
50,315	GNMA Pool 643745	5.500%	07/15/35	51,848
34,098	GNMA Pool 618256	5.500%	07/15/35	35,304
165,561	GNMA Pool 643758	5.500%	01/15/36	171,420
256,042	GNMA Pool 678611	5.500%	11/15/38	267,002
83,515	GNMA Pool 456374	6.000%	02/15/29	86,499
62,533	GNMA Pool 636530	6.000%	05/15/30	64,340
49,943	GNMA Pool 597883	6.000%	05/15/33	51,416
105,832	GNMA Pool 597887	6.000%	05/15/33	110,083
98,828	GNMA Pool 597899	6.000%	08/15/33	102,072
69,157	GNMA Pool 607382	6.000%	08/15/33	71,427
103,099	GNMA Pool 622036	6.000%	08/15/33	107,241
80,542	GNMA Pool 622041	6.000%	09/15/33	83,186
42,889	GNMA Pool 608642	6.000%	07/15/34	44,155
37,380	GNMA Pool 631050	6.000%	03/15/35	38,485

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (17.17%)(c) (continued)
$133,658	GNMA Pool 618257	6.000%	07/15/35	$139,038
146,113	GNMA Pool 643759	6.000%	01/15/36	151,991
100,314	GNMA Pool 643761	6.000%	01/15/36	104,335
2,357,725	GNMA Pool 782087(d)	6.000%	04/15/36	2,511,845
67,621	GNMA Pool 647562	6.000%	05/15/36	69,622
197,194	GNMA Pool 638705	6.000%	11/15/36	206,713
64,307	GNMA Pool 663448	6.000%	03/15/37	64,320
108,818	GNMA Pool 678609	6.000%	11/15/38	113,199
31,215	GNMA Pool 572103	6.500%	04/15/34	31,224
73,223	GNMA Pool 572113	6.500%	06/15/34	76,560
44,049	GNMA Pool 572122	6.500%	07/15/34	46,056
57,233	GNMA Pool 572128	6.500%	08/15/34	59,842
18,326	GNMA Pool 572136	6.500%	10/15/34	19,161
43,003	GNMA Pool 592840	6.500%	07/15/35	44,963
126,180	GNMA Pool 592859	6.500%	12/15/35	132,590
3,794	GNMA Pool 618293	6.500%	12/15/35	3,830
47,155	GNMA Pool 592865	6.500%	01/15/36	47,253
63,311	GNMA Pool 592874	6.500%	03/15/36	66,199
35,394	GNMA Pool 592880	6.500%	04/15/36	37,007
139,472	GNMA Pool 678612	6.500%	11/15/38	146,800
168,522	GNMA Pool 678608	7.000%	12/15/38	170,230
Total Puerto Rico GNMA Bonds				$7,279,369
(Cost $6,998,710)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (44.89%)(e)
616,088	FNMA Pool AC0808	5.000%	11/01/39	621,489
181,652	FNMA Pool 758601	5.500%	01/01/35	186,253
150,466	FNMA Pool 745292	5.500%	05/01/35	153,257
963,617	FNMA Pool 827687(d)	5.500%	11/01/35	985,086
381,542	FNMA Pool 827684(d)	5.500%	11/01/35	390,042
396,904	FNMA Pool 827698(d)	5.500%	12/01/35	406,232
336,688	FNMA Pool 827695	5.500%	12/01/35	344,052
254,079	FNMA Pool 829461(d)	5.500%	01/01/36	259,532
193,850	FNMA Pool 850019	5.500%	04/01/36	198,405
250,832	FNMA Pool 850022(d)	5.500%	04/01/36	256,523
271,688	FNMA Pool 827685	6.000%	11/01/35	282,395
60,591	FNMA Pool 827696	6.000%	12/01/35	61,552
1,341,911	FNMA Pool 827712(d)	6.000%	01/01/36	1,402,739
268,687	FNMA Pool 827709	6.000%	01/01/36	279,273
929,416	FNMA Pool 849985(d)	6.000%	02/01/36	972,412
562,882	FNMA Pool 849982	6.000%	02/01/36	586,731
150,377	FNMA Pool 850010	6.000%	03/01/36	155,642
941,043	FNMA Pool 850013(d)	6.000%	03/01/36	984,580
429,517	FNMA Pool 850023(d)	6.000%	04/01/36	448,219
268,898	FNMA Pool 850020(d)	6.000%	04/01/36	279,499
799,057	FNMA Pool 850033	6.000%	05/01/36	835,263
76,524	FNMA Pool 850029	6.000%	05/01/36	77,738
744,931	FNMA Pool 850042(d)	6.000%	06/01/36	779,401
78,345	FNMA Pool 850039	6.000%	06/01/36	80,366

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (44.89%)(e) (continued)
$185,799	FNMA Pool 850055	6.000%	07/01/36	$191,413
801,589	FNMA Pool 850058(d)	6.000%	07/01/36	838,676
92,479	FNMA Pool 850069	6.000%	08/01/36	94,864
199,837	FNMA Pool 881251	6.000%	09/01/36	207,353
474,795	FNMA Pool 881266	6.000%	10/01/36	491,775
79,721	FNMA Pool 881262	6.000%	10/01/36	81,774
120,011	FNMA Pool 881281	6.000%	11/01/36	123,638
1,188,370	FNMA Pool 904973	6.000%	02/01/37	1,243,386
179,349	FNMA Pool 904968	6.000%	02/01/37	184,764
296,573	FNMA Pool 905013	6.000%	05/01/37	306,524
769,108	FNMA Pool 909131(d)	6.000%	12/01/37	804,000
185,579	FNMA Pool 953094	6.000%	01/01/38	192,070
78,407	FNMA Pool 835580	6.500%	07/01/35	79,285
428,804	FNMA Pool 850030	6.500%	05/01/36	455,742
878,617	FNMA Pool 850034(d)	6.500%	05/01/36	934,277
1,661,053	FNMA Pool 850043	6.500%	06/01/36	1,776,921
Total Puerto Rico Fannie Mae Bonds				$19,033,143
(Cost $18,270,662)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.42%)(f)
161,990	FGLMC Pool G08831	4.000%	08/01/48	152,795
38,115	FGLMC Pool D97957(d)	5.500%	01/01/26	38,111
19,937	FGLMC Pool A35321	5.500%	06/01/35	20,431
373,508	FGLMC Pool A45241(d)	6.000%	02/01/35	390,880
397	FGLMC Pool A64760	6.000%	07/01/37	409
Total Puerto Rico Freddie Mac Bonds				$602,626
(Cost $594,168)

Principal Amount/Description		Rate	Maturity	Value
Corporate Bonds (5.71%)
1,727,000	Microsoft Corp.(g)	3.450%	08/08/36	1,541,303
300,000	Microsoft Corp.(g)	3.700%	08/08/46	244,001
750,000	Microsoft Corp.(g)	3.750%	02/12/45	636,997
Total Corporate Bonds				$2,422,301
(Cost $2,781,696)

Principal Amount/Description		Rate	Maturity	Value
US Government Sponsored Entities (13.59%)
6,000,000	Federal Farm Credit Banks Funding Corp.(d)	2.830%	11/28/28	5,761,693
(Cost $5,958,813)

Total Investments (142.94%)
(Cost $61,512,938)				$60,607,614

Liabilities in Excess of Other Assets (-42.94%)				(18,208,042)
NET ASSETS (100.00%)				$42,399,572

(a)	These securities are the exchanged bonds under the COFINA's Third Amended Plan of Adjustment (the "Plan").
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	A portion or all of the security has been pledged as collateral for securities sold under agreements to repurchase.
(e)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(f)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g)	Security may be called before its maturity date.

Reverse Repo Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Goldman Sachs	4.56%	03/12/2025	04/09/2025	$(6,277,000)
Goldman Sachs	4.56%	03/19/2025	04/09/2025	(1,264,000)
J.P. Morgan Chase & Co.	4.50%	03/05/2025	04/02/2025	(1,257,965)
J.P. Morgan Chase & Co.	4.55%	03/05/2025	04/02/2025	(5,529,000)
Santander	4.80%	03/19/2025	04/16/2025	(2,698,900)
South Street Securities	4.85%	03/31/2025	04/01/2025	(1,099,000)
				$(18,125,865)

All agreements can be terminated by either party on demand at value plus accrued interest.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Schedule of Investments

March 31, 2025 (Unaudited)

Note 1. Reporting Entity and Significant Accounting Policies

Popular High Grade Fixed-Income Fund, Inc. (the “Fund") is a non-diversified, open-end investment company. The Fund is a corporation registered under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") since May 21, 2021 as a result of the repeal of its exemption from registration thereunder. On May 9, 2022, The Securities and Exchange Commission (SEC) issued a notice of Effectiveness on the Fund's Registration Statement effective in accordance with the provisions of the Securities Act of 1933. The Fund was incorporated on August 13, 2002 and started operations on September 24, 2002.

The Fund’s primary investment objective is to seek to provide a high level of current income that is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its objectives.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. (the "Administrator"), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the "Investment Adviser") (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(b)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Schedule of Investments

March 31, 2025 (Unaudited)

NOTE 2. Fair Value Measurements

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Schedule of Investments

March 31, 2025 (Unaudited)

On August 4, 2022, the Board of Directors of the Fund appointed the Investment Adviser, as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s NAV is calculated on a particular day.
●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Obligations of Puerto Rico and political subdivisions: Fair value of Puerto Rico obligations and political subdivisions are obtained from third-party pricing service providers. They are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, quotes, benchmark curves including but not limited to Treasury benchmarks, swap curves, and discount and capital rates. These bonds are classified as Level 2.

Obligations of U.S. Government sponsored entities, and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S. agency securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector, and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

U.S. Corporate Bonds: The fair value of corporate bonds is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities for which the fair value incorporates a credit spread in deriving their fair value. These securities are classified as Level 2.

Futures contracts: The fair value of futures contracts is based on quoted market prices obtained from an active exchange market. Futures contracts involve Ten Year U.S. Treasury Notes and are classified as Level 1.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Schedule of Investments

March 31, 2025 (Unaudited)

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$12,531,484	$–	$12,531,484
Puerto Rico Agencies	–	3,121,179	–	3,121,179
Puerto Rico Government Instrumentalities Tax Exempt Notes	–	9,855,819	–	9,855,819
Puerto Rico GNMA Bonds	–	7,279,369	–	7,279,369
Puerto Rico Fannie Mae Bonds	–	19,033,143	–	19,033,143
Puerto Rico Collateralized Mortgage Obligations	–	602,626	–	602,626
Corporate Bonds	–	2,422,301	–	2,422,301
US Government Sponsored Entities	–	5,761,693	–	5,761,693
Total	$–	$60,607,614	$–	$60,607,614

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

NOTE 3. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 4. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Schedule of Investments

March 31, 2025 (Unaudited)

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise so that the value of the Fund's investments will fall. Also, the Fund's yield will tend to lag behind changes in short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.